Short-Term Loan (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Short-term Loan [Line Items]
Short-term loans	$ 1,322	$ 0
Interest rate, per annum	7.80%
Maturity term	12 months
Entity P [Member]
Short-term Loan [Line Items]
Land use rights, guarantee for short-term loan	$ 1,632